CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Ordinary Shares CNY	Additional Paid-in Capital CNY	Retained earnings (Accumulated Deficit) CNY	Accumulated Other Comprehensive loss CNY	Noncontrolling Interest CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011	179	2,199,954	85,127	(39,166)	9,790		2,255,884
Balance (in shares) at Dec. 31, 2011	242,604,223
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options	1	18,310					18,311
Issuance of ordinary shares upon exercise of options (in shares)	1,889,872
Share-based compensation		20,837					20,837
Excess tax benefit from share-based compensation		4,302					4,302
Capital contribution from noncontrolling interest holders					240		240
Noncontrolling interest recognized in connection with acquisitions					14,215		14,215
Net income			174,887		4,617		179,504
Dividend paid to noncontrolling interest holders					(3,486)		(3,486)
Foreign currency translation adjustments				758			758
Balance at Dec. 31, 2012	180	2,243,403	260,014	(38,408)	25,376		2,490,565
Balance (in shares) at Dec. 31, 2012	244,494,095
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stock	2	29,144					29,146
Issuance of ordinary shares upon exercise of options and vesting of restricted stock (in shares)	3,057,904
Share-based compensation		30,468					30,468
Excess tax benefit from share-based compensation		14,582					14,582
Acquisitions of noncontrolling interest		(2,514)			(13,946)		(16,460)
Net income			279,858		3,837		283,695
Dividend paid to noncontrolling interest holders					(3,229)		(3,229)
Foreign currency translation adjustments				(976)			(976)
Balance at Dec. 31, 2013	182	2,315,083	539,872	(39,384)	12,038		2,827,791
Balance (in shares) at Dec. 31, 2013	247,551,999						247,551,999
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stock	2	20,851					20,853
Issuance of ordinary shares upon exercise of options and vesting of restricted stock (in shares)	3,144,224
Issuance of ordinary shares in exchange of service		2,000					2,000
Issuance of ordinary shares in exchange of service (in shares)	51,032
Share-based compensation		31,937					31,937
Excess tax benefit from share-based compensation		11,697					11,697
Noncontrolling interest recognized in connection with acquisitions					25		25
Net income			307,348		(4,957)	48,737	302,391
Unrealized securities holding gains , net of tax				28,458		4,587	28,458
Dividend paid to noncontrolling interest holders					(5,357)		(5,357)
Foreign currency translation adjustments				(1,082)		(175)	(1,082)
Balance at Dec. 31, 2014	184	2,381,568	847,220	(12,008)	1,749	$ 518,763	3,218,713
Balance (in shares) at Dec. 31, 2014	250,747,255					250,747,255